Derivative Tranche Liability (Details) - Jasper Therapeutics, Inc. [Member] - USD ($) $ in Millions	1 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Feb. 28, 2021	Nov. 30, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Nov. 21, 2019
Derivative Tranche Liability (Details) [Line Items]
Estimated fair value						$ 8.2	$ 4.3
Re-measured at fair value	$ 11.7	$ 6.8
Redeemable convertible preferred stock shares (in Shares)	14,316,146	14,961,379
Gain on derivative tranche liability			$ 0.3
Loss on derivative tranche liability				$ 3.5	$ 2.2	$ 10.9